Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO
named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The compensation and benefits committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Prahlad R. Singh¹ ($)	Compensation Actually Paid to Prahlad R. Singh 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment Based On: 4		Net Income ($ Millions)	Organic Revenue Growth 5
					TSR ($)	Peer Group TSR ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	10,576,998	1,806,595	2,074,392	(698,239)	145.42	141.02	579	9.0%

2021	9,661,006	22,364,293	2,401,828	5,469,748	208.13	183.38	943	16.0%

2020	9,017,969	17,608,514	2,945,673	5,888,871	148.27	132.40	728	29.0%

1.	Prahlad R. Singh was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020	2021	2022

James M. Mock	James M. Mock	James M. Mock

Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg

Daniel R. Tereau	Daniel R. Tereau	Daniel R. Tereau

Tajinder S. Vohra	Tajinder S. Vohra	Tajinder S. Vohra

Maxwell Krakowiak

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Prahlad R. Singh ($)	Exclusion of Stock Awards and Option Awards for Prahlad R. Singh ($)	Inclusion of Equity Values for Prahlad R. Singh ($)	Compensation Actually Paid to Prahlad R. Singh ($)

2022	10,576,998	(7,348,927)	(1,421,477)	1,806,595

2021	9,661,006	(5,512,504)	18,215,791	22,364,293

2020	9,017,969	(4,155,820)	12,746,365	17,608,514

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	2,074,392	(1,185,783)	(1,586,848)	(698,23 9)

2021	2,401,828	(1,059,689)	4,127,610	5,469,748

2020	2,945,673	(941,105)	3,884,303	5,888,871
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Prahlad R. Singh ($)	Total - Inclusion of Equity Values for Prahlad R. Singh ($)

2022	5,507,444	(5,589,952)	(1,338,969)	(1,421,477)

2021	10,058,141	7,976,956	180,694	18,215,791

2020	8,530,319	4,365,107	(149,061)	12,746,365

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet the Applicable Vesting Conditions During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	625,017	(631,522)	(318,387)	(1,261,956)	(1,586,848)

2021	1,933,522	2,097,851	96,237	—	4,127,610

2020	1,973,919	1,963,190	(52,806)	—	3,884,303

4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Life Sciences Tools & Services Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the fiscal year ended January 1, 2023. The comparison assumes $100 was invested for the period starting December 30, 2019, through the end of the listed year in the Company and in the S&P 500 Life Sciences Tools & Services Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Organic Revenue Growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO
NEOs in 2022. More information on Organic Revenue Growth can be found in the “Determining Executive Pay” section of the Compensation Discussion and Analysis. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Organic Revenue Growth
Named Executive Officers, Footnote [Text Block]	Prahlad R. Singh was our PEO for each year presented. The individuals comprising the non-PEO
NEOs for each year presented are listed below.

2020	2021	2022

James M. Mock	James M. Mock	James M. Mock

Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg

Daniel R. Tereau	Daniel R. Tereau	Daniel R. Tereau

Tajinder S. Vohra	Tajinder S. Vohra	Tajinder S. Vohra

Maxwell Krakowiak

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P 500 Life Sciences Tools & Services Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the fiscal year ended January 1, 2023. The comparison assumes $100 was invested for the period starting December 30, 2019, through the end of the listed year in the Company and in the S&P 500 Life Sciences Tools & Services Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 10,576,998	$ 9,661,006	$ 9,017,969
PEO Actually Paid Compensation Amount	$ 1,806,595	22,364,293	17,608,514
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Prahlad R. Singh ($)	Exclusion of Stock Awards and Option Awards for Prahlad R. Singh ($)	Inclusion of Equity Values for Prahlad R. Singh ($)	Compensation Actually Paid to Prahlad R. Singh ($)

2022	10,576,998	(7,348,927)	(1,421,477)	1,806,595

2021	9,661,006	(5,512,504)	18,215,791	22,364,293

2020	9,017,969	(4,155,820)	12,746,365	17,608,514

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Prahlad R. Singh ($)	Total - Inclusion of Equity Values for Prahlad R. Singh ($)

2022	5,507,444	(5,589,952)	(1,338,969)	(1,421,477)

2021	10,058,141	7,976,956	180,694	18,215,791

2020	8,530,319	4,365,107	(149,061)	12,746,365

Non-PEO NEO Average Total Compensation Amount	$ 2,074,392	2,401,828	2,945,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ (698,239)	5,469,748	5,888,871
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	2,074,392	(1,185,783)	(1,586,848)	(698,23 9)

2021	2,401,828	(1,059,689)	4,127,610	5,469,748

2020	2,945,673	(941,105)	3,884,303	5,888,871
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet the Applicable Vesting Conditions During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	625,017	(631,522)	(318,387)	(1,261,956)	(1,586,848)

2021	1,933,522	2,097,851	96,237	—	4,127,610

2020	1,973,919	1,963,190	(52,806)	—	3,884,303

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO
NEOs, and our Organic Revenue Growth during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Life Sciences Tools & Services Industry Index over the same period.
Tabular List [Table Text Block]
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO
NEOs for 2022 to Company performance. The measures in this table are not ranked.

Organic Revenue Growth

Adjusted Operating Margin Expansion

Non-COVID Organic Revenue Growth

COVID Revenue

Adjusted EPS

Free Cash Flow

Total Shareholder Return Amount	$ 145.42	208.13	148.27
Peer Group Total Shareholder Return Amount	141.02	183.38	132.4
Net Income (Loss)	$ 579,000,000	$ 943,000,000	$ 728,000,000
Company Selected Measure Amount	9	16	29
PEO Name	Prahlad R. Singh	Prahlad R. Singh	Prahlad R. Singh
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth
Non-GAAP Measure Description [Text Block]	We determined Organic Revenue Growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO
	NEOs in 2022. More information on Organic Revenue Growth can be found in the “Determining Executive Pay” section of the Compensation Discussion and Analysis. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin Expansion
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-COVID Organic Revenue Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	COVID Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,348,927)	$ (5,512,504)	$ (4,155,820)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,421,477)	18,215,791	12,746,365
Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year	5,507,444	10,058,141	8,530,319
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year	(5,589,952)	7,976,956	4,365,107
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(1,338,969)	180,694	(149,061)
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,185,783)	(1,059,689)	(941,105)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,586,848)	4,127,610	3,884,303
Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year	625,017	1,933,522	1,973,919
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year	(631,522)	2,097,851	1,963,190
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(318,387)	96,237	(52,806)
Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet the Applicable Vesting Conditions During Year	$ (1,261,956)	$ 0	$ 0